MTR-Q3

Quarterly Report
June 30, 2025
MFS®  Total Return Fund

Portfolio of Investments
6/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 60.2%
Aerospace & Defense – 2.5%
Boeing Co. (a)	132,596	$27,782,840
General Dynamics Corp.	147,037	42,884,811
Honeywell International, Inc.	213,154	49,639,303
L3Harris Technologies, Inc.	221,764	55,627,282
Leidos Holdings, Inc.	87,506	13,804,947
		$189,739,183
Alcoholic Beverages – 0.7%
Constellation Brands, Inc., “A”	179,644	$29,224,486
Diageo PLC	860,985	21,603,872
		$50,828,358
Apparel Manufacturers – 0.2%
NIKE, Inc., “B”	199,971	$14,205,940
Automotive – 2.1%
Aptiv PLC (a)	963,254	$65,713,188
Lear Corp.	563,975	53,566,346
LKQ Corp. (l)	1,164,248	43,088,818
		$162,368,352
Broadcasting – 1.4%
Interpublic Group of Companies, Inc.	174,831	$4,279,863
Omnicom Group, Inc.	1,200,033	86,330,374
Warner Bros. Discovery, Inc. (a)	1,795,337	20,574,562
		$111,184,799
Brokerage & Asset Managers – 3.4%
Charles Schwab Corp.	2,254,855	$205,732,970
CME Group, Inc.	201,830	55,628,385
		$261,361,355
Business Services – 2.5%
Accenture PLC, “A”	120,142	$35,909,242
Amdocs Ltd.	301,364	27,496,451
Cognizant Technology Solutions Corp., “A”	451,273	35,212,832
Fidelity National Information Services, Inc.	477,649	38,885,405
Fiserv, Inc. (a)	306,206	52,792,977
		$190,296,907
Chemicals – 0.7%
PPG Industries, Inc.	504,879	$57,429,986
Computer Software – 1.8%
Microsoft Corp.	271,416	$135,005,033
Construction – 1.5%
Masco Corp.	1,087,954	$70,020,719
Mohawk Industries, Inc. (a)	181,423	19,020,387
Stanley Black & Decker, Inc.	374,554	25,376,034
		$114,417,140
Consumer Products – 1.4%
Kenvue, Inc.	5,159,266	$107,983,437

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Containers – 0.3%
Avery Dennison Corp.	62,871	$11,031,975
Smurfit Westrock PLC	368,355	15,894,518
		$26,926,493
Electrical Equipment – 1.5%
Johnson Controls International PLC	1,076,757	$113,727,074
Electronics – 1.4%
Intel Corp.	1,889,015	$42,313,936
NXP Semiconductors N.V.	289,581	63,270,553
		$105,584,489
Energy - Independent – 2.4%
ConocoPhillips	944,809	$84,787,160
Hess Corp.	710,386	98,416,876
		$183,204,036
Energy - Integrated – 1.5%
Exxon Mobil Corp.	631,258	$68,049,612
Suncor Energy, Inc.	1,266,053	47,425,272
		$115,474,884
Food & Beverages – 0.2%
Archer Daniels Midland Co.	272,146	$14,363,866
Health Maintenance Organizations – 1.7%
Cigna Group	407,267	$134,634,325
Insurance – 4.2%
Aon PLC	300,606	$107,244,196
Chubb Ltd.	316,746	91,767,651
Principal Financial Group, Inc.	172,292	13,685,154
Travelers Cos., Inc.	88,448	23,663,378
Willis Towers Watson PLC	273,180	83,729,670
		$320,090,049
Interactive Media Services – 0.2%
Alphabet, Inc., “A”	69,861	$12,311,604
Leisure & Toys – 0.5%
Electronic Arts, Inc.	241,161	$38,513,412
Machinery & Tools – 1.4%
AGCO Corp.	257,324	$26,545,544
Eaton Corp. PLC	122,103	43,589,550
Regal Rexnord Corp.	264,188	38,296,692
		$108,431,786
Major Banks – 7.1%
Bank of America Corp.	2,730,162	$129,191,266
Goldman Sachs Group, Inc.	218,288	154,493,332
JPMorgan Chase & Co.	384,397	111,440,534
Morgan Stanley	371,312	52,303,009
PNC Financial Services Group, Inc.	307,838	57,387,160
Wells Fargo & Co.	451,994	36,213,759
		$541,029,060

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 1.1%
ICON PLC (a)	264,874	$38,525,923
McKesson Corp.	61,893	45,353,953
		$83,879,876
Medical Equipment – 3.8%
Agilent Technologies, Inc.	288,345	$34,027,593
Becton, Dickinson and Co.	676,531	116,532,465
Medtronic PLC	1,607,049	140,086,461
		$290,646,519
Metals & Mining – 0.2%
Glencore PLC	3,938,927	$15,333,594
Other Banks & Diversified Financials – 1.5%
Northern Trust Corp.	912,807	$115,734,799
Pharmaceuticals – 3.8%
Johnson & Johnson	811,217	$123,913,397
Organon & Co.	492,869	4,770,972
Pfizer, Inc.	5,013,805	121,534,633
Roche Holding AG	130,292	42,431,726
		$292,650,728
Railroad & Shipping – 1.0%
Union Pacific Corp.	328,386	$75,555,051
Restaurants – 0.3%
U.S. Foods Holding Corp. (a)	177,171	$13,643,939
Wendy's Co.	733,182	8,372,938
		$22,016,877
Specialty Chemicals – 1.1%
Air Products & Chemicals, Inc.	60,624	$17,099,606
Axalta Coating Systems Ltd. (a)	1,104,425	32,790,378
DuPont de Nemours, Inc.	535,295	36,715,884
		$86,605,868
Specialty Stores – 0.4%
Target Corp.	309,103	$30,493,011
Telecom Services – 1.6%
Comcast Corp., “A”	3,127,913	$111,635,215
T-Mobile USA, Inc.	37,721	8,987,405
		$120,622,620
Tobacco – 1.7%
Altria Group, Inc.	320,571	$18,795,078
Philip Morris International, Inc.	617,993	112,555,065
		$131,350,143
Utilities - Electric Power – 3.1%
Duke Energy Corp.	513,081	$60,543,558
Exelon Corp.	716,645	31,116,726
National Grid PLC	3,739,750	54,490,700
PG&E Corp.	4,923,287	68,630,621
Southern Co.	240,009	22,040,026
		$236,821,631
Total Common Stocks		$4,610,822,285

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – 37.6%
Aerospace & Defense – 0.1%
BAE Systems PLC, 3.4%, 4/15/2030 (n)	$2,846,000	$2,715,793
Boeing Co., 5.805%, 5/01/2050	3,057,000	2,931,665
Boeing Co., 6.858%, 5/01/2054	2,680,000	2,933,839
		$8,581,297
Asset-Backed & Securitized – 6.4%
Affirm, Inc., 5.08%, 4/15/2030 (n)	$1,880,890	$1,882,651
AmeriCredit Automobile Receivables Trust, 2024-1, “A2-A”, 5.75%, 2/18/2028	2,805,509	2,811,798
Angel Oak Mortgage Trust, 2024-10, “A1”, 5.348%, 10/25/2069 (n)	9,577,837	9,556,660
Angel Oak Mortgage Trust, 2024-12, “A1”, 5.653%, 10/25/2069 (n)	8,599,904	8,620,365
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)	5,402,707	5,373,995
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 6.026% ((SOFR - 1mo. + 0.11448%) + 1.6%), 8/15/2034 (n)	5,818,000	5,794,897
Arbor Realty Trust, Inc., CLO, 2022-FL1, “B”, FLR, 6.404% (SOFR - 30 day + 2.1%), 1/15/2037 (n)	16,706,500	16,727,373
ARDN Mortgage Trust, 2025-ARCP, “A”, FLR, 6.05% (SOFR - 1mo. + 1.75%), 6/15/2035 (n)	14,611,000	14,610,927
AREIT 2022-CRE6 Trust, “B”, FLR, 6.151% (SOFR - 30 day + 1.85%), 1/20/2037 (n)	10,151,500	10,074,341
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	2,279,014	2,297,236
Bain Capital Credit CLO Ltd., 2020-4A, “A1R”, FLR, 6.019% (SOFR - 3mo. + 1.75%), 10/20/2036 (n)	11,516,802	11,535,229
Bain Capital Credit CLO Ltd., 2022-2A, “BR”, FLR, 5.942% (SOFR - 3mo. + 1.65%), 4/22/2035 (n)(w)	8,838,526	8,838,526
Bayview Financial Revolving Mortgage Loan Trust, FLR, 6.041% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	545,607	1,115,263
Benchmark 2023-V3 Mortgage Trust, “A3”, 6.363%, 7/15/2056	1,190,323	1,247,589
Brazos Securitization LLC, 5.243%, 9/01/2040 (n)	5,403,000	5,379,987
BSPRT 2021-FL6 Issuer Ltd., “AS”, FLR, 5.726% ((SOFR - 1mo. + 0.11448%) + 1.3%), 3/15/2036 (n)	16,867,142	16,826,813
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 6.476% ((SOFR - 1mo. + 0.11448%) + 2.05%), 12/15/2038 (n)	2,794,000	2,777,473
BSPRT 2022-FL8 Issuer Ltd., “B”, FLR, 6.354% (SOFR - 30 day + 2.05%), 2/15/2037 (n)	5,979,000	5,955,172
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	3,226,468	3,295,832
BXMT 2021-FL4 Ltd., “AS”, FLR, 5.728% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	16,816,500	16,388,291
Carlyle Global Market Strategies CLO Ltd., 2023-1A, “A2R”, FLR, 0% (SOFR - 3mo. + 1.6%), 7/20/2037 (n)	8,500,000	8,500,000
Colt Funding LLC, 2024-5, “A1”, 5.123%, 8/25/2069 (n)	6,164,911	6,141,128
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “A4”, 5.745%, 8/15/2056	16,647,021	17,431,519
Consumers 2023 Securitization Funding LLC, 5.55%, 3/01/2028	2,902,502	2,922,825
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 5.417% ((SOFR - 3mo. + 0.26161%) + 0.9%), 4/15/2029 (n)	2,575,968	2,576,424
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 5.538% ((SOFR - 3mo. + 0.26161%) + 1.02%), 4/15/2031 (n)	4,617,967	4,619,500
Dwight 2025-FL1 Issuer LLC, “A”, FLR, 5.962% (SOFR - 1mo. + 1.662%), 9/18/2042 (n)	8,383,500	8,367,781
ELM Trust, 2024-ELM, “B10”, 5.995%, 6/10/2039 (n)	8,492,449	8,558,622
Empire District Bondco LLC, 4.943%, 1/01/2033	4,007,784	4,035,578
Enterprise Fleet Financing 2024-4 LLC, “A2”, 4.69%, 7/20/2027 (n)	2,360,000	2,363,154
GLS Auto Select Receivables Trust, 2023-1A, “A2”, 6.27%, 8/16/2027 (n)	1,250,413	1,252,081
GLS Auto Select Receivables Trust, 2023-2A, 6.37%, 6/15/2028 (n)	1,167,114	1,176,025
GLS Auto Select Receivables Trust, 2025-2A, “A2”, 4.75%, 3/15/2028 (n)	2,002,000	2,003,392
GMAC Mortgage Corp. Loan Trust, FGIC, 5.805%, 10/25/2036	125,531	124,530
Greystone Commercial Real Estate Notes, 2025-FL4, “AS”, FLR, 6.45% (SOFR - 1mo. + 2.1385%), 1/15/2043 (n)	2,031,000	2,026,369
Hyundai Auto Lease Securitization Trust, 2025-B, 4.58%, 9/15/2027 (n)	4,945,000	4,961,892
Kubota Credit Owner Trust, 2023-2A, “A2”, 5.61%, 7/15/2026 (n)	374,627	375,020
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 6.176% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	16,915,500	16,909,524
Magnetite CLO Ltd., 2017-19A, FLR, 5.729% (SOFR - 3mo. + 1.45%), 4/17/2034 (n)	3,285,540	3,284,075
MF1 2020-FL4 Ltd., “A”, FLR, 6.128% ((SOFR - 1mo. + 0.11448%) + 1.7%), 12/15/2035 (n)	785,963	786,618
MF1 2021-FL5 Ltd., “AS”, FLR, 5.628% ((SOFR - 1mo. + 0.11448%) + 1.2%), 7/15/2036 (n)	16,626,241	16,586,405
MF1 2022-FL8 Ltd., “B”, FLR, 6.267% (SOFR - 30 day + 1.95%), 2/19/2037 (n)	7,392,231	7,258,019
MF1 2024-FL15 LLC, “AS”, FLR, 6.355% (SOFR - 1mo. + 2.04%), 8/18/2041 (n)	8,571,000	8,600,462
MF1 2024-FL16 LLC, “A”, FLR, 5.855% (SOFR - 1mo. + 1.541%), 11/18/2039 (n)	17,590,246	17,623,259
MF1 2025-FL19 LLC, “A”, FLR, 5.886% (SOFR - 1mo. + 1.572%), 2/18/2040 (n)	15,153,744	15,043,334
MF1 2025-FL19 LLC, “A”, FLR, 5.802% (SOFR - 1mo. + 1.4881%), 5/18/2042 (n)	7,619,439	7,628,952
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	4,195,516	4,097,797
MSWF Commercial Mortgage Trust, 2023-2, “A5”, 6.014%, 12/15/2056	7,477,126	8,007,545
Neuberger Berman CLO Ltd., 2013-15A, “BR2”, FLR, 5.868% ((SOFR - 3mo. + 0.26161%) + 1.35%), 10/15/2029 (n)	5,618,950	5,620,950
Neuberger Berman CLO Ltd., 2015-20A, “A1R3”, FLR, 5.468% (SOFR - 3mo. + 1.15%), 4/15/2039 (n)	5,725,000	5,732,923
Nissan Master Owner Trust, 2024-A, “A”, FLR, 4.973% (SOFR - 1mo. + 0.67%), 2/15/2028 (n)	5,130,663	5,134,540
OBX Trust, 2024-NQM15, “A1”, 5.316%, 10/25/2064 (n)	3,661,505	3,654,670
OBX Trust, 2025-NQM1, “A1”, 5.547%, 12/25/2064 (n)	4,601,680	4,617,873

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Palmer Square Loan Funding 2024-3A Ltd., “A-2”, FLR, 5.957% (SOFR - 3mo. + 1.65%), 8/08/2032 (n)	$16,148,818	$16,157,328
Parallel Ltd., 2023-1A, “A2R”, FLR, 6.096% (SOFR - 3mo. + 1.8%), 7/20/2036 (n)	6,858,996	6,858,996
PFP III Ltd., 2025-12, “AS”, 6.063%, 12/18/2042 (n)	12,850,500	12,823,848
PRM Trust, 2025-PRM6, “A”, 4.48%, 7/05/2033 (n)	4,808,434	4,767,068
Provident Funding Mortgage Trust, 2025-2, “A4”, 5.5%, 6/25/2055 (n)	13,695,654	13,710,744
ReadyCap Commercial Mortgage Trust, 2021-FL7, “B”, FLR, 6.234% ((SOFR - 1mo. + 0.11448%) + 1.8%), 11/25/2036 (n)	3,695,000	3,675,203
Residential Funding Mortgage Securities, Inc., FGIC, 3.985%, 12/25/2035 (d)(q)	140,906	2,215
Rockford Tower CLO 2020-1A, Ltd., “A2R”, FLR, 5.569% (SOFR - 3mo. + 1.3%), 1/20/2036 (n)	18,536,627	18,393,098
Santander Drive Auto Receivables Trust, 2025-1, “A2”, 4.76%, 8/16/2027	8,696,553	8,699,401
SBNA Auto Lease Trust, 2024-C, “A2”, 4.94%, 11/20/2026 (n)	424,523	424,883
Starwood Commercial Mortgage, 2022-FL3, “AS”, FLR, 6.103% (SOFR - 30 day + 1.8%), 11/15/2038 (n)	17,154,000	17,031,275
Stellantis Finance US, Inc., 4.63%, 7/20/2027 (n)	6,112,176	6,126,869
TPG Real Estate Finance, 2021-FL4, “A”, FLR, 5.628% ((SOFR - 1mo. + 0.11448%) + 1.2%), 3/15/2038 (n)	7,028,028	7,003,128
Verus Securitization Trust, 2024-8, “A1”, 5.364%, 10/25/2069 (n)	2,157,203	2,155,907
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	3,182,079	3,199,292
Voya CLO 2012-4A Ltd., “A2R3”, FLR, 5.968% ((SOFR - 3mo. + 0.26161%) + 1.45%), 10/15/2030 (n)	6,439,259	6,442,298
		$486,604,757
Automotive – 0.2%
Magna International, Inc., 2.45%, 6/15/2030	$5,772,000	$5,221,848
Stellantis Finance US, Inc., 2.691%, 9/15/2031 (n)	9,598,000	8,111,390
		$13,333,238
Broadcasting – 0.1%
Walt Disney Co., 3.5%, 5/13/2040	$7,354,000	$6,036,497
Brokerage & Asset Managers – 0.4%
Charles Schwab Corp., 5.853% to 5/19/2033, FLR (SOFR - 1 day + 2.5%) to 5/19/2034	$12,330,000	$13,098,298
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	6,569,000	5,884,642
LPL Holdings, Inc., 6.75%, 11/17/2028	1,203,000	1,283,002
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	13,709,000	13,116,543
		$33,382,485
Building – 0.2%
Martin Marietta Materials, Inc., 2.5%, 3/15/2030	$586,000	$537,711
Masco Corp., 2%, 2/15/2031	12,460,000	10,716,597
Vulcan Materials Co., 3.5%, 6/01/2030	1,176,000	1,125,071
		$12,379,379
Business Services – 0.4%
Equinix, Inc., 1.8%, 7/15/2027	$4,515,000	$4,303,884
Equinix, Inc., 2.5%, 5/15/2031	6,102,000	5,406,259
Experian Finance PLC, 4.25%, 2/01/2029 (n)	3,787,000	3,777,578
Fiserv, Inc., 2.65%, 6/01/2030	2,308,000	2,115,272
Global Payments, Inc., 1.2%, 3/01/2026	6,442,000	6,290,669
Global Payments, Inc., 2.9%, 11/15/2031	3,763,000	3,328,278
Verisk Analytics, Inc., 4.125%, 3/15/2029	2,596,000	2,578,547
Verisk Analytics, Inc., 5.75%, 4/01/2033	4,780,000	5,026,565
		$32,827,052
Cable TV – 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$3,223,000	$3,385,144
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.5%, 6/01/2041	6,422,000	4,659,120
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	1,311,000	1,137,831
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.25%, 4/01/2053	5,404,000	4,591,196
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	6,188,000	7,205,830
		$20,979,121

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Chemicals – 0.1%
RPM International, Inc., 2.95%, 1/15/2032	$4,405,000	$3,884,240
Computer Software – 0.1%
Oracle Corp., 4.9%, 2/06/2033	$2,441,000	$2,447,532
Roper Technologies, Inc., 2%, 6/30/2030	3,961,000	3,519,845
		$5,967,377
Conglomerates – 0.1%
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	$6,348,000	$6,384,404
Consumer Products – 0.0%
Kenvue, Inc., 4.9%, 3/22/2033	$3,446,000	$3,496,976
Consumer Services – 0.1%
Booking Holdings, Inc., 4.625%, 4/13/2030	$4,337,000	$4,386,834
Electrical Equipment – 0.1%
Arrow Electronics, Inc., 2.95%, 2/15/2032	$9,040,000	$7,935,804
Electronics – 0.1%
Broadcom, Inc., 4.3%, 11/15/2032	$4,049,000	$3,927,510
Broadcom, Inc., 4.926%, 5/15/2037 (n)	2,099,000	2,037,130
		$5,964,640
Energy - Independent – 0.2%
Diamondback Energy, Inc., 5.4%, 4/18/2034	$4,479,000	$4,492,254
EQT Corp., 5.75%, 2/01/2034	9,954,000	10,292,112
		$14,784,366
Energy - Integrated – 0.3%
BP Capital Markets America, Inc., 2.721%, 1/12/2032	$12,923,000	$11,553,933
Eni S.p.A., 4.75%, 9/12/2028 (n)	11,589,000	11,714,447
		$23,268,380
Financial Institutions – 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/2026	$12,829,000	$12,498,993
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027	7,298,000	7,187,268
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	2,248,000	2,234,450
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	6,701,000	6,531,911
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	5,539,000	5,265,290
		$33,717,912
Food & Beverages – 0.4%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	$2,264,000	$2,112,469
Anheuser-Busch InBev Worldwide, Inc., 8%, 11/15/2039	9,025,000	11,421,035
Diageo Capital PLC, 2.375%, 10/24/2029	7,901,000	7,333,121
Keurig Dr Pepper, Inc., 3.2%, 5/01/2030	930,000	876,841
Mars, Inc., 5.2%, 3/01/2035 (n)	7,424,000	7,512,933
		$29,256,399
Gaming & Lodging – 0.2%
GLP Capital LP/GLP Financing II, Inc., 5.3%, 1/15/2029	$4,735,000	$4,787,502
Las Vegas Sands Corp., 3.9%, 8/08/2029	2,476,000	2,357,435
Marriott International, Inc., 4.625%, 6/15/2030	6,341,000	6,356,012
Marriott International, Inc., 2.85%, 4/15/2031	23,000	20,884
Marriott International, Inc., 2.75%, 10/15/2033	4,957,000	4,219,729
		$17,741,562

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance – 0.6%
AIA Group Ltd., 3.375%, 4/07/2030 (n)	$7,948,000	$7,620,641
Corebridge Financial, Inc., 3.9%, 4/05/2032	10,497,000	9,852,597
Corebridge Financial, Inc., 5.75%, 1/15/2034	4,199,000	4,362,423
Metropolitan Life Global Funding I, 3.3%, 3/21/2029 (n)	14,375,000	13,860,094
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)	10,957,000	11,731,461
		$47,427,216
Insurance - Health – 0.1%
Humana, Inc., 5.875%, 3/01/2033	$4,147,000	$4,285,659
UnitedHealth Group, Inc., 5%, 4/15/2034	7,182,000	7,179,242
		$11,464,901
Insurance - Property & Casualty – 0.4%
Aon Corp., 4.5%, 12/15/2028	$6,567,000	$6,598,811
Brown & Brown, Inc., 4.2%, 3/17/2032	6,620,000	6,333,977
Brown & Brown, Inc., 5.55%, 6/23/2035	1,787,000	1,822,270
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	13,592,000	13,959,224
Fairfax Financial Holdings Ltd., 6%, 12/07/2033	337,000	351,489
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	2,889,000	2,112,224
		$31,177,995
International Market Quasi-Sovereign – 0.0%
Electricite de France S.A., 6.9%, 5/23/2053 (n)	$2,221,000	$2,370,012
Machinery & Tools – 0.2%
Ashtead Capital, Inc., 5.5%, 8/11/2032 (n)	$13,340,000	$13,509,838
CNH Industrial Capital LLC, 1.875%, 1/15/2026	1,459,000	1,437,135
		$14,946,973
Major Banks – 2.4%
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR - 1 day + 1.21%) to 10/20/2032	$11,068,000	$9,754,904
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	3,413,000	3,020,626
Barclays PLC, 7.437% to 11/02/2032, FLR (CMT - 1yr. + 3.5%) to 11/02/2033	8,955,000	10,163,476
Capital One Financial Corp., 3.273% to 3/01/2029, FLR (SOFR - 1 day + 1.79%) to 3/01/2030	15,546,000	14,869,885
Deutsche Bank AG, 7.146% to 7/13/2026, FLR (SOFR - 1 day + 2.52%) to 7/13/2027	2,814,000	2,885,098
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	2,716,000	2,635,260
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	7,588,000	7,970,986
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	10,264,000	9,485,730
Goldman Sachs Group, Inc., 2.383% to 7/21/2031, FLR (SOFR - 1 day + 1.248%) to 7/21/2032	8,505,000	7,427,806
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	2,870,000	2,601,509
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2170	1,215,000	1,194,459
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	1,458,000	1,348,213
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	14,206,000	12,506,167
JPMorgan Chase & Co., 2.963% to 1/25/2032, FLR (SOFR - 1 day + 1.26%) to 1/25/2033	5,510,000	4,952,558
JPMorgan Chase & Co., 5.766%, 4/22/2035	4,397,000	4,619,439
JPMorgan Chase & Co., 3.109% to 4/22/2040, FLR (SOFR - 1 day + 2.46%) to 4/22/2041	7,432,000	5,696,177
JPMorgan Chase & Co., 3.897% to 1/23/2048, FLR ((SOFR - 3mo. + 0.26161%) + 1.22%) to 1/23/2049	2,687,000	2,121,902
Mitsubishi UFJ Financial Group, Inc., 2.852% to 1/19/2032, FLR (CMT - 1yr. + 1.1%) to 1/19/2033	8,693,000	7,700,821
Mitsubishi UFJ Financial Group, Inc., 5.615%, 4/24/2036	11,148,000	11,463,648
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR - 1 day + 1.143%) to 1/22/2031	18,260,000	16,837,846
Morgan Stanley, 2.943% to 1/21/2032, FLR (SOFR - 1 day + 1.29%) to 1/21/2033	9,699,000	8,656,301
Sumitomo Mitsui Financial Group, Inc., 2.472%, 1/14/2029	16,151,000	15,163,981
UBS Group AG, 2.095% to 2/11/2031, FLR (CMT - 1yr. + 1.0%) to 2/11/2032 (n)	19,698,000	17,038,297
		$180,115,089
Medical & Health Technology & Services – 0.4%
Adventist Health System/West, 5.43%, 3/01/2032	$8,829,000	$8,867,326
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	944,000	863,001
Becton, Dickinson and Co., 4.669%, 6/06/2047	5,087,000	4,362,516

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
Cigna Corp., 3.2%, 3/15/2040	$1,517,000	$1,161,622
CVS Health Corp., 5.3%, 6/01/2033	8,585,000	8,657,754
HCA, Inc., 5.125%, 6/15/2039	5,387,000	5,066,362
Northwell Healthcare, Inc., 3.979%, 11/01/2046	490,000	376,686
Northwell Healthcare, Inc., 4.26%, 11/01/2047	3,585,000	2,849,827
		$32,205,094
Medical Equipment – 0.1%
Boston Scientific Corp., 2.65%, 6/01/2030	$4,819,000	$4,461,294
Metals & Mining – 0.3%
Anglo American Capital PLC, 3.875%, 3/16/2029 (n)	$1,639,000	$1,600,797
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)	4,021,000	4,171,280
Anglo American Capital PLC, 2.625%, 9/10/2030 (n)	14,011,000	12,667,052
Glencore Funding LLC, 2.5%, 9/01/2030 (n)	5,139,000	4,630,426
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	2,163,000	1,950,141
		$25,019,696
Midstream – 0.3%
Enbridge, Inc., 5.625%, 4/05/2034	$6,670,000	$6,852,859
Plains All American Pipeline LP, 3.8%, 9/15/2030	5,752,000	5,497,319
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	1,572,000	1,569,370
Spectra Energy Partners LP, 3.375%, 10/15/2026	2,527,000	2,491,585
Targa Resources Corp., 4.2%, 2/01/2033	2,332,000	2,185,085
Targa Resources Corp., 6.125%, 3/15/2033	7,339,000	7,734,601
		$26,330,819
Mortgage-Backed – 9.7%
Fannie Mae, 5%, 3/01/2026 - 3/01/2042	$3,241,798	$3,275,933
Fannie Mae, 4.54%, 7/01/2026	813,623	814,755
Fannie Mae, 3.95%, 1/01/2027	786,885	784,365
Fannie Mae, 3%, 11/01/2028 - 9/01/2046	3,000,562	2,830,049
Fannie Mae, 6.5%, 6/01/2031 - 7/01/2037	925,205	962,796
Fannie Mae, 2.5%, 11/01/2031	100,286	96,383
Fannie Mae, 5.5%, 2/01/2033 - 12/01/2038	4,064,443	4,143,454
Fannie Mae, 3%, 2/25/2033 (i)	480,698	33,542
Fannie Mae, 4.5%, 8/01/2033 - 6/01/2044	8,513,099	8,468,227
Fannie Mae, 6%, 1/01/2034 - 7/01/2037	2,499,991	2,581,039
Fannie Mae, 3.5%, 4/01/2038 - 7/01/2046	23,807,439	22,219,071
Fannie Mae, 3.25%, 5/25/2040	158,032	150,742
Fannie Mae, 4%, 9/01/2040 - 6/01/2047	19,406,619	18,695,795
Fannie Mae, 5.306%, 2/25/2045 (n)	2,711,751	2,713,437
Fannie Mae, 2%, 4/25/2046	343,329	318,970
Fannie Mae, 4%, 7/25/2046 (i)	628,180	116,387
Fannie Mae, UMBS, 2%, 11/01/2036 - 2/01/2052	37,680,916	31,158,917
Fannie Mae, UMBS, 3%, 2/01/2037 - 7/01/2052	42,666,071	37,285,053
Fannie Mae, UMBS, 2.5%, 7/01/2037 - 8/01/2052	100,219,180	84,267,702
Fannie Mae, UMBS, 5%, 10/01/2037 - 7/01/2053	10,583,276	10,414,764
Fannie Mae, UMBS, 1.5%, 2/01/2042 - 4/01/2052	14,387,144	10,858,359
Fannie Mae, UMBS, 3.5%, 5/01/2052 - 6/01/2053	5,886,793	5,305,102
Fannie Mae, UMBS, 4.5%, 8/01/2052 - 3/01/2053	4,297,125	4,126,925
Fannie Mae, UMBS, 6%, 11/01/2052 - 9/01/2054	10,731,345	10,933,179
Fannie Mae, UMBS, 5.5%, 3/01/2053 - 10/01/2053	8,683,718	8,692,027
Freddie Mac, 3.5%, 12/01/2025 - 10/25/2058	11,269,254	10,579,506
Freddie Mac, 0.775%, 6/25/2027 (i)	39,273,000	524,094
Freddie Mac, 0.866%, 6/25/2027 (i)	11,752,312	132,326
Freddie Mac, 0.696%, 7/25/2027 (i)	32,061,140	306,136
Freddie Mac, 0.457%, 8/25/2027 (i)	27,934,000	202,815
Freddie Mac, 0.539%, 8/25/2027 (i)	16,657,503	127,422

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 0.406%, 9/25/2027 (i)	$30,183,000	$211,483
Freddie Mac, 0.324%, 11/25/2027 (i)	47,333,000	221,055
Freddie Mac, 0.407%, 11/25/2027 (i)	32,171,981	173,899
Freddie Mac, 0.449%, 11/25/2027 (i)	28,545,670	193,032
Freddie Mac, 0.378%, 12/25/2027 (i)	29,308,000	187,187
Freddie Mac, 0.417%, 12/25/2027 (i)	32,765,000	246,255
Freddie Mac, 0.487%, 12/25/2027 (i)	48,945,540	384,790
Freddie Mac, 1.214%, 7/25/2029 (i)	835,282	31,036
Freddie Mac, 1.261%, 8/25/2029 - 9/25/2030 (i)	15,308,321	638,912
Freddie Mac, 1.913%, 4/25/2030 (i)	2,500,000	186,827
Freddie Mac, 1.954%, 4/25/2030 (i)	7,819,828	597,481
Freddie Mac, 1.769%, 5/25/2030 (i)	4,048,749	290,450
Freddie Mac, 1.907%, 5/25/2030 (i)	8,995,049	691,169
Freddie Mac, 1.435%, 6/25/2030 (i)	3,687,431	215,377
Freddie Mac, 1.701%, 8/25/2030 (i)	3,331,192	238,174
Freddie Mac, 1.17%, 11/25/2030 (i)	4,320,889	218,842
Freddie Mac, 0.413%, 1/25/2031 (i)	16,982,882	236,833
Freddie Mac, 0.871%, 1/25/2031 (i)	6,541,106	249,454
Freddie Mac, 1.026%, 1/25/2031 (i)	4,767,487	215,070
Freddie Mac, 0.607%, 3/25/2031 (i)	13,763,897	325,105
Freddie Mac, 0.828%, 3/25/2031 (i)	5,934,811	220,750
Freddie Mac, 1.323%, 5/25/2031 (i)	2,518,959	153,276
Freddie Mac, 1.039%, 7/25/2031 (i)	4,010,843	199,600
Freddie Mac, 0.606%, 8/25/2031 (i)	5,114,887	132,313
Freddie Mac, 0.632%, 9/25/2031 (i)	16,898,337	495,307
Freddie Mac, 0.955%, 9/25/2031 (i)	5,075,984	227,083
Freddie Mac, 0.441%, 11/25/2031 (i)	25,136,487	500,156
Freddie Mac, 0.596%, 12/25/2031 (i)	23,600,379	645,982
Freddie Mac, 0.664%, 12/25/2031 (i)	40,016,231	1,214,909
Freddie Mac, 0.426%, 11/25/2032 (i)	23,658,049	362,297
Freddie Mac, 3%, 2/15/2033 (i)	438,828	21,659
Freddie Mac, 6%, 3/01/2033 - 6/01/2037	987,009	1,026,562
Freddie Mac, 5%, 9/01/2033 - 7/01/2041	1,583,012	1,607,956
Freddie Mac, 5.5%, 12/01/2033 - 10/01/2035	798,085	813,273
Freddie Mac, 6.5%, 5/01/2034 - 7/01/2037	357,717	373,940
Freddie Mac, 4.5%, 4/01/2035 - 5/01/2042	1,242,677	1,239,761
Freddie Mac, 5.5%, 2/15/2036 (i)	107,434	17,152
Freddie Mac, 4%, 8/01/2037 - 4/01/2044	3,957,532	3,820,390
Freddie Mac, 3%, 1/01/2038 - 2/25/2059	17,453,386	15,736,953
Freddie Mac, 4.5%, 12/15/2040 (i)	43,152	4,009
Freddie Mac, 4%, 8/15/2044 (i)	103,270	9,252
Freddie Mac, UMBS, 6.5%, 5/01/2028 - 11/01/2054	1,821,261	1,884,860
Freddie Mac, UMBS, 5%, 7/01/2035 - 9/01/2053	7,662,093	7,539,120
Freddie Mac, UMBS, 6%, 1/01/2036 - 7/01/2054	21,642,506	22,008,910
Freddie Mac, UMBS, 3%, 10/01/2037 - 7/01/2053	23,707,169	20,563,263
Freddie Mac, UMBS, 2.5%, 8/01/2040 - 9/01/2052	48,536,664	40,476,821
Freddie Mac, UMBS, 2%, 2/01/2042 - 3/01/2052	46,440,291	37,175,131
Freddie Mac, UMBS, 3.5%, 12/01/2046 - 7/01/2054	15,170,043	13,734,369
Freddie Mac, UMBS, 4%, 8/01/2047 - 5/01/2052	8,630,652	8,124,865
Freddie Mac, UMBS, 1.5%, 3/01/2051 - 10/01/2051	1,527,580	1,153,738
Freddie Mac, UMBS, 4.5%, 10/01/2052 - 1/01/2053	10,057,336	9,638,968
Freddie Mac, UMBS, 5.5%, 12/01/2052 - 8/01/2053	7,716,722	7,754,239
Ginnie Mae, 6%, 9/15/2032 - 1/15/2038	917,822	952,446
Ginnie Mae, 5.5%, 12/15/2032 - 1/20/2055	21,019,184	21,126,796
Ginnie Mae, 4.5%, 7/15/2033 - 12/20/2052	32,526,644	31,434,627
Ginnie Mae, 5%, 7/20/2033 - 5/20/2053	22,067,891	21,779,527
Ginnie Mae, 4%, 1/20/2041 - 10/20/2052	13,663,569	12,836,285
Ginnie Mae, 4.532%, 9/20/2041	2,529,953	2,465,048
Ginnie Mae, 3.5%, 12/15/2041 - 1/20/2053	25,087,025	23,000,346

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Ginnie Mae, 3%, 4/20/2045 - 10/20/2052	$31,217,622	$27,757,018
Ginnie Mae, 2.5%, 8/20/2051 - 4/20/2052	41,044,785	34,888,646
Ginnie Mae, 2%, 1/20/2052 - 9/20/2052	28,884,348	23,528,737
Ginnie Mae, 6.5%, 7/20/2054	1,687,572	1,734,798
Ginnie Mae, TBA, 6.5%, 7/01/2055	1,925,000	1,976,069
Ginnie Mae, TBA, 6%, 8/01/2055	9,675,000	9,805,365
UMBS, TBA, 2%, 7/01/2040 - 8/01/2055	21,300,000	18,480,225
UMBS, TBA, 2.5%, 7/25/2040	3,175,000	2,963,745
UMBS, TBA, 3%, 7/01/2055	5,925,000	5,125,958
UMBS, TBA, 6.5%, 7/01/2055	17,300,000	17,861,845
		$745,466,048
Municipals – 0.4%
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 6.352%, 7/01/2049	$9,860,000	$10,134,526
New Jersey Turnpike Authority Rev., Taxable (Build America Bonds), “F”, 7.414%, 1/01/2040	5,815,000	6,949,185
Rhode Island Student Loan Authority Education Loan Rev., Taxable, “1”, 6.081%, 12/01/2042	8,135,000	8,365,654
State of Florida, Taxable, “A”, 2.154%, 7/01/2030	3,243,000	2,901,677
		$28,351,042
Natural Gas - Distribution – 0.1%
NiSource, Inc., 2.95%, 9/01/2029	$3,757,000	$3,544,379
NiSource, Inc., 5.65%, 2/01/2045	1,946,000	1,897,783
		$5,442,162
Natural Gas - Pipeline – 0.0%
APA Infrastructure Ltd., 4.25%, 7/15/2027 (n)	$777,000	$773,448
Network & Telecom – 0.1%
Verizon Communications, Inc., 3.15%, 3/22/2030	$3,222,000	$3,053,826
Verizon Communications, Inc., 2.55%, 3/21/2031	2,662,000	2,387,516
Verizon Communications, Inc., 4.812%, 3/15/2039	5,693,000	5,341,863
		$10,783,205
Oils – 0.1%
Marathon Petroleum Corp., 4.75%, 9/15/2044	$2,685,000	$2,233,232
Phillips 66 Co., 2.15%, 12/15/2030	9,419,000	8,294,673
		$10,527,905
Pollution Control – 0.3%
Waste Management, Inc., 4.875%, 2/15/2034	$19,470,000	$19,737,209
Real Estate - Office – 0.0%
Boston Properties LP, REIT, 2.55%, 4/01/2032	$3,985,000	$3,361,810
Real Estate - Other – 0.2%
Public Storage Operating, REIT, 5.1%, 8/01/2033	$14,650,000	$15,031,558
Real Estate - Retail – 0.1%
Brixmor Operating Partnership LP, REIT, 4.125%, 5/15/2029	$535,000	$526,065
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030	5,070,000	4,918,487
Realty Income Corp., REIT, 3.25%, 1/15/2031	1,504,000	1,409,742
		$6,854,294
Retailers – 0.1%
Alimentation Couche-Tard, Inc., 3.439%, 5/13/2041 (n)	$6,827,000	$5,077,277
Specialty Stores – 0.1%
Genuine Parts Co., 2.75%, 2/01/2032	$12,549,000	$10,929,207

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – 0.5%
Crown Castle, Inc., REIT, 3.65%, 9/01/2027	$7,499,000	$7,369,881
Rogers Communications, Inc., 3.8%, 3/15/2032	16,204,000	15,057,685
T-Mobile USA, Inc., 2.05%, 2/15/2028	5,846,000	5,525,545
T-Mobile USA, Inc., 4.5%, 4/15/2050	6,819,000	5,638,309
Vodafone Group PLC, 5.625%, 2/10/2053	2,470,000	2,330,324
		$35,921,744
Tobacco – 0.4%
B.A.T. International Finance PLC, 4.448%, 3/16/2028	$16,056,000	$16,081,727
Philip Morris International, Inc., 5.125%, 11/17/2027	2,847,000	2,903,950
Philip Morris International, Inc., 5.625%, 11/17/2029	1,227,000	1,288,395
Philip Morris International, Inc., 5.125%, 2/15/2030	4,629,000	4,762,436
Philip Morris International, Inc., 5.75%, 11/17/2032	5,435,000	5,745,869
		$30,782,377
Transportation - Services – 0.0%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$2,559,000	$2,936,660
U.S. Treasury Obligations – 9.5%
U.S. Treasury Bonds, 4%, 11/15/2042	$8,150,000	$7,435,283
U.S. Treasury Bonds, 2.875%, 5/15/2043	36,361,000	28,024,957
U.S. Treasury Bonds, 4.5%, 2/15/2044	14,000,000	13,527,500
U.S. Treasury Bonds, 3%, 11/15/2045	215,000	163,795
U.S. Treasury Bonds, 2.25%, 8/15/2046	161,800,000	105,997,961
U.S. Treasury Bonds, 2.875%, 11/15/2046	14,148,000	10,416,465
U.S. Treasury Bonds, 1.875%, 11/15/2051	9,015,000	5,015,298
U.S. Treasury Bonds, 2.25%, 2/15/2052	44,658,400	27,278,258
U.S. Treasury Bonds, 4%, 11/15/2052	7,700,000	6,734,192
U.S. Treasury Bonds, 4.75%, 11/15/2053	20,000,000	19,818,750
U.S. Treasury Bonds, 4.25%, 2/15/2054	58,900,000	53,727,844
U.S. Treasury Notes, 0.375%, 11/30/2025 (f)	41,900,000	41,226,900
U.S. Treasury Notes, 4%, 1/15/2027	35,700,000	35,785,066
U.S. Treasury Notes, 2.5%, 3/31/2027	52,800,000	51,671,812
U.S. Treasury Notes, 4.5%, 4/15/2027	61,600,000	62,367,594
U.S. Treasury Notes, 2.75%, 4/30/2027	13,267,600	13,032,307
U.S. Treasury Notes, 4.125%, 7/31/2028	30,000,000	30,362,109
U.S. Treasury Notes, 4.25%, 6/30/2029	90,800,000	92,488,313
U.S. Treasury Notes, 3.875%, 4/30/2030	33,000,000	33,128,906
U.S. Treasury Notes, 4.25%, 11/15/2034	85,600,000	85,880,875
		$724,084,185
Utilities - Electric Power – 1.0%
American Electric Power Co., Inc., 5.95%, 11/01/2032	$4,167,000	$4,417,460
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	1,640,000	1,442,885
Duke Energy Carolinas LLC, 4.95%, 1/15/2033	13,077,000	13,305,765
Duke Energy Corp., 2.65%, 9/01/2026	1,167,000	1,145,080
Duke Energy Corp., 4.5%, 8/15/2032	9,846,000	9,626,773
Duke Energy Progress LLC, 3.45%, 3/15/2029	5,272,000	5,128,820
Enel Finance International N.V., 7.05%, 10/14/2025 (n)	2,896,000	2,913,025
Enel Finance International N.V., 4.75%, 5/25/2047 (n)	1,993,000	1,676,720
Exelon Corp., 4.05%, 4/15/2030	4,954,000	4,873,468
Georgia Power Co., 3.7%, 1/30/2050	454,000	338,375
Jersey Central Power & Light Co., 4.3%, 1/15/2026 (n)	4,141,000	4,132,819
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	2,792,000	2,447,588
Jersey Central Power & Light Co., 5.1%, 1/15/2035	2,318,000	2,311,147
Oncor Electric Delivery Co. LLC, 5.75%, 3/15/2029	3,350,000	3,510,033
Pacific Gas & Electric Co., 2.1%, 8/01/2027	1,473,000	1,395,072
Pacific Gas & Electric Co., 3%, 6/15/2028	4,250,000	4,036,225
Pacific Gas & Electric Co., 2.5%, 2/01/2031	6,416,000	5,569,418

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Pacific Gas & Electric Co., 3.3%, 8/01/2040	$3,004,000	$2,149,050
Xcel Energy, Inc., 3.4%, 6/01/2030	3,122,000	2,961,809
		$73,381,532
Utilities - Gas – 0.0%
East Ohio Gas Co., 2%, 6/15/2030 (n)	$3,473,000	$3,087,725
Total Bonds		$2,878,961,197
Preferred Stocks – 0.9%
Computer Software - Systems – 0.4%
Samsung Electronics Co. Ltd.	732,245	$26,856,941
Consumer Products – 0.5%
Henkel AG & Co. KGaA	500,890	$39,330,958
Total Preferred Stocks		$66,187,899
Convertible Preferred Stocks – 0.3%
Aerospace & Defense – 0.3%
Boeing Co., 6%	338,957	$23,049,076
Mutual Funds (h) – 1.3%
Money Market Funds – 1.3%
MFS Institutional Money Market Portfolio, 4.35% (v)	99,042,296	$99,052,201

Other Assets, Less Liabilities – (0.3)%		(21,405,531)
Net Assets – 100.0%		$7,656,667,127

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were
$99,052,201 and $7,579,020,457, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was
$618,368,981, representing 8.1% of net assets.

(q)	Interest received was less than stated coupon rate.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(w)	When-issued security.

The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FGIC	Financial Guaranty Insurance Co.
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 6/30/25
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	1,135	$236,106,602	September – 2025	$1,006,765
U.S. Treasury Note 5 yr	Long	USD	747	81,423,000	September – 2025	761,186
U.S. Treasury Ultra Bond 30 yr	Long	USD	407	48,483,875	September – 2025	2,019,648
						$3,787,599
At June 30, 2025, the fund had liquid securities with an aggregate value of $4,564,498 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of June 30, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$4,700,059,260	$—	$—	$4,700,059,260
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	724,084,185	—	724,084,185
Non - U.S. Sovereign Debt	—	2,370,012	—	2,370,012
Municipal Bonds	—	28,351,042	—	28,351,042
U.S. Corporate Bonds	—	624,786,414	—	624,786,414
Residential Mortgage-Backed Securities	—	800,539,398	—	800,539,398
Commercial Mortgage-Backed Securities	—	118,269,155	—	118,269,155
Asset-Backed Securities (including CDOs)	—	313,262,252	—	313,262,252
Foreign Bonds	—	267,298,739	—	267,298,739
Investment Companies	99,052,201	—	—	99,052,201
Total	$4,799,111,461	$2,878,961,197	$—	$7,678,072,658
Other Financial Instruments
Futures Contracts – Assets	$3,787,599	$—	$—	$3,787,599
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At June 30, 2025, the value of securities loaned was $595,084. These loans were collateralized by U.S. Treasury Obligations (held by the custodian or a triparty custodian) of $609,467.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended June 30, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$114,364,459	$1,024,054,500	$1,039,349,130	$6,135	$(23,763)	$99,052,201

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$3,374,359	$—